Defined Benefit Plans - Summary of Fair Value of Plan Assets (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset) [Line Items]
Current year service cost	€ 59	€ 63	€ 157
Net interest on the net defined benefit liability (asset)	37	59	89
Past service cost	(88)	1	(1)
Total defined benefit expenses	8	122	244
Retirement Benefit Plans [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Current year service cost	48	52	148
Net interest on the net defined benefit liability (asset)	32	52	80
Past service cost	(88)	1	(1)
Total defined benefit expenses	(8)	104	227
Other Post Employment Benefit Plans [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Current year service cost	11	11	8
Net interest on the net defined benefit liability (asset)	5	7	9
Past service cost
Total defined benefit expenses	€ 16	€ 18	€ 17